Expense Example, No Redemption - Nuveen Small/Mid Cap Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 686
Expense Example, No Redemption, 3 Years	937
Expense Example, No Redemption, 5 Years	1,232
Expense Example, No Redemption, 10 Years	2,069
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,396
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,300
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	$ 1,114